Credit Facilities - Schedule of Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
Principal borrowings outstanding	$ 116,620
Less: Debt issuance costs, net of amortization	(583)
Net carrying amount	$ 116,037